Advances for Vessel Under Construction and Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Advances for Vessels Under Construction and Vessels, net [Abstract]
Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $
1,141,128 $ (191,512)
$ 949,616
- Additions for vessel acquisitions and improvements 61,682 - 61,682
- Vessel disposals
(60,655) 21,688 (38,967)

- Vessel disposal due to deconsolidation

of subsidiary
(27,908) - (27,908)
- Depreciation for the year
- (44,231) (44,231)
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192
- Additions for vessel improvements 958 - 958
- Vessel disposals
(46,001) 16,849 (29,152)
- Depreciation for the year - (38,586) (38,586)
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412